UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21824
Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)
800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr., Treasurer
800 Nicollet Mall, BC-MN-H05O
Minneapolis, MN 55402
(Name and address of agent for service)
(800) 677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2010
Date of reporting period: June 30, 2010

2010 Semiannual Report
Mount Vernon Securities Lending Trust
Prime
Portfolio

TABLE OF CONTENTS

Holdings Summary	1

Expense Example	1

Schedule of Investments	2

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Notice to Shareholders	13
NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
Mount Vernon Securities Lending Trust    2010 Semiannual Report

Holdings Summary
Portfolio Allocation as of June 30, 20101 (% of net assets)

Certificates of Deposit	25.5%
Commercial Paper	23.0
Repurchase Agreements	22.6
U.S. Government & Agency Securities	13.3
Floating Rate Corporate Notes	11.0
Money Market Funds	2.9
Master Note	1.7

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.
Expense Example
As a shareholder of Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), you incur ongoing administrative costs. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the portfolio at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.
Actual Expenses
The first line provides the actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the portfolio to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides the hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Prime Portfolio

			Expenses Paid During
	Beginning Account	Ending Account	Period[2] (1/01/2010 to
	Value (1/01/2010)	Value (6/30/2010)	6/30/2010)
Actual [3]	$1,000.00	$1,001.20	$0.10

Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.10

[2]	Expenses are equal to the portfolio’s annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/365 (to reflect the one-half year period).

[3]	Based on the actual return for the six-month period ended June 30, 2010 of 0.12%.
Mount Vernon Securities Lending Trust    2010 Semiannual Report      1

Schedule of Investments June 30, 2010 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >

Certificates of Deposit – 25.5%
Australia & New Zealand Banking Group NY Δ
0.351%, 7/07/2010	$100,000	$100,000
0.350%, 7/12/2010	40,000	40,000
Bank of Montreal Chicago
0.351%, 7/02/2010 Δ	60,000	60,000
Bank of Nova Scotia Houston Δ
0.350%, 7/15/2010	50,000	50,000
0.347%, 7/26/2010	85,000	85,000
Barclays Bank NY
0.300%, 7/09/2010	12,470	12,470
0.360%, 7/12/2010 Δ	50,000	50,000
0.367%, 7/27/2010 Δ	25,000	25,000
Calyon NY Δ
0.370%, 7/08/2010	100,000	100,000
0.427%, 7/29/2010	50,000	50,000
Canadian Imperial Bank of Commerce NY Δ
0.190%, 7/01/2010	60,000	60,000
0.230%, 7/01/2010	60,000	60,000
Natixis NY
0.547%, 7/30/2010 Δ	50,000	50,000
Nordea Bank Finland NY
0.257%, 7/14/2010	19,150	19,154
0.350%, 7/16/2010 Δ	50,000	50,000
Rabobank Nederland NV/NY Δ
0.390%, 7/13/2010	50,000	50,000
0.338%, 7/19/2010	50,000	50,000
0.347%, 7/26/2010	100,000	100,000
Royal Bank of Canada NY Δ
0.390%, 7/01/2010	50,000	50,000
0.350%, 7/12/2010	33,000	33,000
0.350%, 7/17/2010	15,000	15,000
Royal Bank of Scotland CT
0.200%, 7/01/2010 Δ	60,000	60,000
Societe Generale NY
0.371%, 7/08/2010 Δ	50,000	50,000
Toronto Dominion Bank NY Δ
0.351%, 7/06/2010	50,000	50,000
0.350%, 7/12/2010	10,000	10,000
UBS AG Stamford
0.430%, 7/12/2010 Δ	50,000	50,000
Westpac Banking NY Δ
0.230%, 7/01/2010	50,000	50,000
0.240%, 7/01/2010	100,000	100,000

Total Certificates of Deposit (Cost $1,479,624)		1,479,624

Commercial Paper ¤ – 23.0%
Asset-Backed ■ – 14.0%
Barton Capital LLC
0.350%, 7/07/2010	20,007	20,006
0.350%, 7/08/2010	25,000	24,998
0.360%, 7/09/2010	10,000	9,999
0.310%, 7/15/2010	35,000	34,996
Bryant Park Funding LLC
0.340%, 7/08/2010	37,500	37,498
0.330%, 7/09/2010	12,500	12,499
Chariot Funding LLC
0.320%, 7/12/2010	50,000	49,995
0.320%, 7/16/2010	40,000	39,995
Fairway Finance
0.240%, 7/01/2010	23,239	23,239
0.310%, 7/08/2010	33,258	33,256
0.310%, 7/23/2010	25,507	25,502
Falcon Asset Securitization
0.320%, 7/09/2010	35,000	34,998
0.380%, 7/13/2010	20,000	19,997
0.300%, 7/27/2010	35,000	34,992
Liberty Street Funding LLC
0.330%, 7/09/2010	25,000	24,998
0.320%, 7/12/2010	35,000	34,997
Sheffield Receivables
0.340%, 7/14/2010	25,000	24,997
0.330%, 7/19/2010	50,000	49,992
Starbird Funding
0.330%, 7/06/2010	25,000	24,999
0.320%, 7/12/2010	25,000	24,998
0.320%, 7/19/2010	10,000	9,998
Straight-A Funding LLC
0.300%, 7/07/2010	30,000	29,999
0.260%, 7/20/2010	50,000	49,993
Thames Asset Global Securitization
0.360%, 7/06/2010	20,389	20,388
0.360%, 7/07/2010	38,184	38,182
Thunder Bay Funding LLC
0.330%, 7/01/2010	25,000	25,000
0.320%, 7/06/2010	12,000	12,000
0.320%, 7/20/2010	15,708	15,705
Windmill Funding
0.350%, 7/15/2010	25,121	25,118

		813,334

Non Asset-Backed – 9.0%
Credit Suisse First Boston NY
0.290%, 7/12/2010	60,000	59,995
Danske ■
0.310%, 7/01/2010	4,000	4,000
0.310%, 7/06/2010	6,906	6,906
0.310%, 7/07/2010	101,600	101,595
0.340%, 7/16/2010	10,000	9,999
Deutsche Bank
0.250%, 7/20/2010	35,504	35,499
Eksportfinans ■
0.210%, 7/01/2010	40,000	40,000
0.220%, 7/06/2010	25,025	25,024
0.180%, 7/09/2010	40,000	39,998
General Electric Capital
0.270%, 7/12/2010	35,000	34,997
0.260%, 7/14/2010	20,000	19,998
KBC Financial Products
0.340%, 7/02/2010 ■	55,000	54,999
Royal Bank of Scotland PLC
0.400%, 7/07/2010 ■	17,015	17,014
0.350%, 7/16/2010	25,000	24,996
Societe Generale NA
0.310%, 7/13/2010	15,000	14,998
0.350%, 8/02/2010	25,000	24,992
The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust    2010 Semiannual Report      2

Schedule of Investments June 30, 2010 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >

Svenska Handelsbanken 0.300%, 7/16/2010	$5,055	$5,054

		520,064

Total Commercial Paper (Cost $1,333,398)		1,333,398

U.S. Government & Agency Securities Δ– 13.3%
Federal Farm Credit Bank
0.130%, 7/01/2010	45,000	44,936
0.291%, 7/03/2010	100,000	99,998
Federal Home Loan Bank
0.250%, 7/01/2010	145,000	145,000
0.275%, 7/01/2010	100,000	100,000
0.310%, 7/01/2010	183,000	183,000
0.330%, 7/01/2010	100,000	100,000
0.330%, 7/01/2010	100,000	100,000

Total U.S. Government & Agency Securities (Cost $772,934)		772,934

Floating Rate Corporate Notes Δ – 11.0%
Australia & New Zealand Banking Group
0.372%, 7/28/2010 ■	50,000	50,000
Commonwealth Bank of Australia ■
0.350%, 7/12/2010	50,000	50,000
0.555%, 8/20/2010	40,000	40,000
0.537%, 9/15/2010	12,500	12,499
General Electric Capital
0.260%, 7/01/2010	35,681	35,693
0.351%, 7/06/2010	13,600	13,597
0.405%, 7/21/2010	37,280	37,276
0.366%, 7/26/2010	5,500	5,501
0.554%, 8/23/2010	10,000	9,998
National Australia Bank
0.377%, 7/27/2010 ■	50,000	50,000
Nordea Bank NA
0.475%, 8/18/2010 ■	65,000	65,000
Royal Bank of Canada
0.342%, 7/01/2010 ■	50,000	50,000
0.787%, 9/28/2010	35,000	35,022
Svenska Handelsbanken
0.404%, 8/09/2010 ■	50,000	50,000
Wachovia
0.280%, 7/01/2010	25,420	25,419
0.427%, 7/26/2010	51,261	51,264
Westpac Banking
0.400%, 7/14/2010 ■	53,250	53,250

Total Floating Rate Corporate Notes (Cost $634,519)		634,519

Master Note – 1.7%
Bank of America Securities
0.260%, 7/01/2010 Δ
(Cost $100,000)	100,000	100,000

Repurchase Agreements – 22.6%
BNP Paribas Securities Corp.
0.230%, dated 6/30/2010, matures 7/01/2010, repurchase price $190,001 (collateralized by various securities: Total market value $199,500)	190,000	190,000
Credit Suisse Securities USA LLC
0.030%, dated 6/30/2010, matures 7/01/2010, repurchase price $69,485 (collateralized by various securities: Total market value $70,877)	69,485	69,485
Deutsche Bank Securities Inc.
0.210%, dated 6/30/2010, matures 7/01/2010, repurchase price $50,000 (collateralized by various securities: Total market value $52,500)	50,000	50,000
0.040%, dated 6/30/2010, matures 7/01/2010, repurchase price $200,000 (collateralized by various securities: Total market value $204,000)	200,000	200,000
Goldman Sachs & Co.
0.030%, dated 6/30/2010, matures 7/01/2010, repurchase price $472,029 (collateralized by various securities: Total market value $481,470)	472,029	472,029
ING Financial Markets
0.250%, dated 6/30/2010, matures 7/01/2010, repurchase price $125,001 (collateralized by various securities: Total market value $131,253)	125,000	125,000
0.030%, dated 6/30/2010, matures 7/01/2010, repurchase price $200,000 (collateralized by various securities: Total market value $204,001)	200,000	200,000

Total Repurchase Agreements
(Cost $1,306,514)		1,306,514

Money Market Funds Ω– 2.9%	SHARES

DWS Money Market Series, Institutional Shares, 0.190%	45,362,125	45,362
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.180%	40,000,000	40,000

HSBC Investor Prime Money Market Fund, Class I, 0.200%	80,383,051	80,383

Total Money Market Funds (Cost $165,745)		165,745

Total Investments ▲ – 100.0% (Cost $5,792,734)		5,792,734

Other Assets and Liabilities, Net – 0.0%		2,366

Total Net Assets – 100.0%		$5,795,100

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¤	Discounted Security – This security does not make periodic interest payments but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust    2010 Semiannual Report      3

Schedule of Investments June 30, 2010 (unaudited), all dollars are rounded to thousands (000)
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2010, the value of these investments was $1,533,618 or 26.5% of total net assets.

Δ	Variable Rate Security — The rate shown is the rate in effect as of June 30, 2010. The date shown is the next reset date.

Ω	The rate shown is the annualized seven-day effective yield as of June 30, 2010.

▲	On June 30, 2010, the cost of investments for federal income tax purposes was approximately $5,792,734. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.
The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust    2010 Semiannual Report      4

Statement of Assets and Liabilities     June 30, 2010 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

Prime Portfolio

ASSETS:
Investments in securities, at value (note 2)	$4,486,220
Repurchase agreements, at value (note 2)	1,306,514
Cash	11
Receivable for dividends and interest	1,018
Receivable for investment securities sold (note 7)	2,413
Receivable from advisor	1

Total assets	5,796,177

LIABILITIES:
Dividends payable	971
Payable to affiliates (note 3)	106

Total liabilities	1,077

Net assets	$5,795,100

COMPOSITION OF NET ASSETS:
Portfolio capital	5,801,827
Distributions in excess of net investment income	(3)
Accumulated net realized loss on investments (note 2)	(6,724)

Net assets	$5,795,100

Shares issued and outstanding ($0.01 par value — unlimited shares authorized)	5,801,827
Net asset value, offering price, and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust    2010 Semiannual Report      5

Statement of Operations     For the six-month period ended June 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Prime Portfolio

INVESTMENT INCOME:
Interest income	$8,633

Total investment income	8,633

EXPENSES (note 3):
Administration fees	664

Total expenses	664

Investment income — net	7,969

REALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(85)

Net loss on investments	(85)

Net increase in net assets resulting from operations	$7,884

The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust    2010 Semiannual Report      6

Statements of Changes in Net Assets     all dollars are rounded to thousands (000)

Prime Portfolio
	Six-Month
	Period Ended
	6/30/2010	Year Ended
	(unaudited)	12/31/2009

OPERATIONS:
Investment income — net	$7,969	$29,162
Net realized loss on investments	(85)	(528)
Reimbursement from affiliate (note 6)	—	35,000
Net change in unrealized appreciation or depreciation of investments and support agreement (note 8)	—	(33,202)

Net increase in net assets resulting from operations	7,884	30,432

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income — net	(7,969)	(29,165)

Total distributions	(7,969)	(29,165)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales	7,513,018	13,522,912
Payments for redemptions	(7,394,689)	(12,662,271)

Increase in net assets from capital share transactions	118,329	860,641

Total increase in net assets	118,244	861,908
Net assets at beginning of period	5,676,856	4,814,948

Net assets at end of period	$5,795,100	$5,676,856

Distributions in excess of net investment income	(3)	(3)

The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust     2010 Semiannual Report       7

Financial Highlights     For a share outstanding throughout the indicated periods

					Prime
Portfolio
	Six-Month				Nine-Month
	Period Ended				Fiscal
	6/30/2010	Year Ended	Year Ended	Year Ended	Period Ended
	(unaudited)[1]	12/31/2009	12/31/2008	12/31/2007	12/31/2006[2]
| | | | |
PER-SHARE DATA:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	- [3]	0.01	0.03	0.05	0.04
Distributions from net investment income	- [3]	(0.01)	(0.03)	(0.05)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

RATIOS / SUPPLEMENTAL DATA:
Total return	0.12%	0.58%[4,5]	2.90%[6]	5.47%[5]	4.06%
Net assets at end of period (000)	$5,795,100	$5,676,856	$4,814,948	$11,085,291	$5,766,803
Ratio of expenses to average net assets[7]	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets	0.24%	0.55%	2.91%	5.35%	5.30%

[1]	All ratios for the period have been annualized, except total return.

[2]	Portfolio commenced operations on April 1, 2006. All ratios have been annualized, except total return.

[3]	Rounds to zero.

[4]	Without the support agreement (note 8), the net asset value per share would have been $0.99 at the beginning of the period and $1.00 at the end of the period, which would have resulted in a total return of 1.60% for the period.

[5]	The impact on total return due to a reimbursement from affiliate was less than 0.01%

[6]	Without the support agreement (note 8), the net asset value per share would have been $1.00 at the beginning of the period and $0.99 at the end of the period, which would have resulted in a total return of 1.88% for the period.

[7]	Expense ratio is based on total expenses of the portfolio before indirect payments received from or paid to the custodian (if any).
The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust     2010 Semiannual Report       8

Notes to Financial Statements    (unaudited as to June 30, 2010), all dollars and shares are rounded to thousands (000)
1 > Organization
The Mount Vernon Securities Lending Trust (the “trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company. The trust has established a series of shares of beneficial interest representing interests in Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), which operates as a money market fund governed by Rule 2a-7 of the Act. The portfolio commenced operations on April 1, 2006.
The portfolio is used as a vehicle for the investment of cash collateral received in conjunction with securities loaned under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolio’s offering memorandum provides a description of the portfolio’s investment objective, principal investment strategy, and principal risks.
2 > Summary of Significant Accounting Policies
The significant accounting policies followed by the portfolio are as follows:
SECURITY VALUATIONS — Investment securities held in the portfolio are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Act, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees (the “trustees”). Investments in other money market funds are valued at their respective net asset values on the valuation date. Investments which are not valued using the methods discussed above are valued at their fair value as determined by procedures approved by the trustees. As of June 30, 2010, the portfolio internally fair valued a receivable for investment securities sold at $2,413 (see note 7). If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the trustees and monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the trustees will be convened, and the trustees will determine what action, if any, to take. From January 1, 2009 through April 9, 2009, the difference between aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeded 0.25% but was less than 0.50%. During this time, the portfolio was supported by an agreement designed to help prevent such differences from exceeding 0.50%, thereby allowing the price at which portfolio shares are purchased and redeemed to remain at $1.00 per share. This agreement terminated on October 31, 2009. See note 8 for additional information.
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments). Generally the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures approved by the trustees.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
Mount Vernon Securities Lending Trust     2010 Semiannual Report       9

Notes to Financial Statements (unaudited as to June 30, 2010), all dollars and shares are rounded to thousands (000)
As of June 30, 2010, the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total

Certificates of Deposit	$—	$1,479,624	$—	$1,479,624
Commercial Paper	—	1,333,398	—	1,333,398
Repurchase Agreements	—	1,306,514	—	1,306,514
U.S. Government & Agency Securities	—	772,934	—	772,934
Floating Rate Corporate Notes	—	634,519	—	634,519
Money Market Funds	165,745		—	165,745
Master Note	—	100,000	—	100,000

Total Investments	$165,745	$5,626,989	$—	$5,792,734

During the six-month period ended June 30, 2010, there were no significant transfers between valuation levels.
ILLIQUID OR RESTRICTED SECURITIES — A security or other asset may be considered illiquid if it lacks a readily available market. Securities or other assets are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities or other assets may be valued under methods approved by the trustees as reflecting fair value. The portfolio will invest no more than 5% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities or other assets. As of June 30, 2010, the portfolio held no investments in illiquid securities.
Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the portfolio’s trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the trustees.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — For financial statement purposes, the portfolio records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.
DISTRIBUTIONS TO SHAREHOLDERS — Distributions from net investment income are declared daily and paid monthly. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.
FEDERAL TAXES — The portfolio is treated as a taxable entity and intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.
As of June 30, 2010, the portfolio did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority. Generally, the tax authorities can examine all the tax returns filed for the last three years.
Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent; reclassifications are made to the appropriate capital accounts in the fiscal period in which the differences arise.
The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.
The distributions paid during the six-month period ended June 30, 2010 (estimated) and fiscal year ended December 31, 2009 (adjusted by dividends payable as of June 30, 2010 and December 31, 2009), were as follows:

	Six-Month	Fiscal Year
	Period Ended	Ended
	6/30/10	12/31/09
| |
Ordinary Income	$7,809	$32,632

Total Distributions	$7,809	$32,632

As of December 31, 2009, the portfolio’s most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Amount

Undistributed Ordinary Income	$809
Accumulated Capital and Post-October Losses	(101)
Unrealized Depreciation	(6,539)
Other Accumulated Losses	—

Total Accumulated Deficit	$(5,831)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to the recognition of write-downs as of December 31, 2009.
Mount Vernon Securities Lending Trust     2010 Semiannual Report       10

Notes to Financial Statements    (unaudited as to June 30, 2010), all dollars and shares are rounded to thousands (000)
As of December 31, 2009, the portfolio had a capital loss carry forward of $94. If not offset by subsequent capital gains, $22 of losses will expire in the fiscal year ending December 31, 2015 and $72 of losses will expire in the fiscal year ending December 31, 2016.
The portfolio incurred a loss of $8 for tax purposes for the period from November 1, 2009 to December 31, 2009. As permitted by tax regulations, the portfolio intends to elect to defer and treat this loss as arising in the fiscal year ending December 31, 2010.
REPURCHASE AGREEMENTS — The portfolio may enter into repurchase agreements with counterparties whom the portfolio’s investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates.
Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The portfolio may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed or limited.
INTERFUND LENDING PROGRAM — Pursuant to an exemptive order issued by the Securities and Exchange Commission, the portfolio, along with other registered investment companies advised by FAF Advisors, Inc. (“FAF Advisors”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolio to borrow from, or lend money to, other participating funds. The portfolio did not have any interfund lending transactions during the six-month period ended June 30, 2010.
USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS — The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.
EVENTS SUBSEQUENT TO FISCAL YEAR END — Management has evaluated portfolio related events and transactions that occurred subsequent to June 30, 2010 through the date of issuance of the portfolio’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the portfolio’s financial statements.
3 > Service Providers and Fees Paid to Affiliates
INVESTMENT ADVISOR — Pursuant to an investment advisory agreement, FAF Advisors manages the portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. FAF Advisors does not charge an investment advisory fee for its investment advisory services to the portfolio.
ADMINISTRATOR — Pursuant to an administration agreement, FAF Advisors provides various administrative services to the portfolio. These services include general administrative, accounting, and transfer agent services. FAF Advisors receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of the portfolio, and bears all of the portfolio’s other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the trustees who are not interested persons of the trust, taxes and extraordinary expenses.
CUSTODIAN — Pursuant to a custodian agreement, U.S. Bank serves as the portfolio’s custodian. U.S. Bank does not charge a fee for its custody services to the portfolio. Under the custodian agreement, interest expense is charged for cash overdrafts incurred (if any). For the six-month period ended June 30, 2010, the portfolio did not incur any interest expense due to overdrafts.
4 > Investment Security Transactions
During the six-month period ended June 30, 2010, all purchases of securities and proceeds from sales of securities were of securities whose maturities or reset dates at the time of acquisition were one year or less.
5 > Indemnifications
The trust enters into contracts that contain a variety of indemnifications. The portfolio’s maximum exposure under these arrangements is unknown. However, the portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Mount Vernon Securities Lending Trust     2010 Semiannual Report       11

Notes to Financial Statements    (unaudited as to June 30, 2010), all dollars and shares are rounded to thousands (000)
6 > Reimbursement from Affiliate
On March 12, 2009, an affiliate of the portfolio’s advisor purchased Lehman Brothers Holdings notes held in the portfolio. These notes were purchased for $40,086, which equaled the notes’ amortized cost plus accrued interest, in accordance with Rule 17a-9 under the Act. The amount shown in the portfolio’s Statement of Changes in Net Assets as a reimbursement from affiliate is equal to the difference between the fair value of the notes at purchase date and the cash received from the affiliate.
7 > Receivable for Investment Securities Sold
The $2,413 receivable for securities sold (the “receivable”) which is disclosed on the Statement of Assets and Liabilities represents the net realizable value, determined through a fair-value estimation, of the remaining proceeds from the portfolio’s redemption at a net asset value of $1.00 per share of 557,000 shares of the Primary Fund, a series of the Reserve Fund. Subsequent to such redemption and before any redemption proceeds were paid to the portfolio, the Primary Fund’s net asset value per share dropped below $1.00 and the Securities and Exchange Commission granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. The Primary Fund is in the process of liquidating its assets. From redemption date through June 30, 2010 the portfolio received partial redemption proceeds of $548,682. See note 10.
8 > Support Agreement with Affiliate
On September 28, 2008, an affiliate of the portfolio’s advisor (the “support provider”) entered into a support agreement (the “agreement”) with the portfolio that would have prevented any losses realized on the $40,000 principal amount of notes issued by Lehman Brothers Holdings or any losses realized on the portfolio’s receivable for its Primary Fund redemption proceeds (see note 7) (up to a maximum loss on the receivable of $27,850) from causing the price at which the portfolio purchased and redeemed its shares to drop below $1.00 per share. The agreement, which was entered into at no cost to the portfolio, terminated on October 31, 2009. Because of the level of proceeds received both on the sale of Lehman Brothers Holdings notes (see note 6) and from the Reserve Fund (see note 7), no payments were required to be made, or were made, to the portfolio under the agreement.
9 > New Accounting Pronouncement
On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update for Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements. The update provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires the portfolio to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 roll-forward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time management is evaluating the implications of the update and the impact to the financial statements.
10 > Subsequent Event
On July 15, 2010, subsequent to this reporting period, the portfolio received a payment from the Reserve Fund of $2,651 with respect to the Primary Fund liquidation (see note 7). Had this payment been received during the reporting period, such payment would have eliminated the receivable for investment securities sold shown on the Statement of Assets and Liabilities and reduced the portfolio’s net realized loss on investments shown on the Statement of Operations.
Mount Vernon Securities Lending Trust     2010 Semiannual Report       12

Notice to Shareholders     June 30, 2010 (unaudited)
HOW TO OBTAIN A COPY OF THE PORTFOLIO’S PROXY VOTING POLICIES AND PROXY VOTING RECORD
A description of the policies and procedures the portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolio voted proxies relating to portfolio securities, is available without charge upon request by calling 612-303-3447 and on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
FORM N-Q HOLDINGS INFORMATION
The portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The portfolio’s Form N-Q holdings are available without charge (1) upon request by calling 612-303-3447 and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the portfolio’s Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
APPROVAL OF THE TRUST’S INVESTMENT ADVISORY AGREEMENT
The Board of Trustees of the Portfolio (the “Board”), which is composed entirely of independent trustees, oversees the management of the Portfolio and, as required by law, determines annually whether to renew the Portfolio’s advisory agreement with FAF Advisors, Inc. (“FAF Advisors”).
At a meeting on May 3-4, 2010, the Board considered information relating to the Portfolio’s investment advisory agreement with FAF Advisors (the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. At a subsequent meeting on June 15-17, 2010, the Board concluded its consideration of and approved the Agreement through June 30, 2011.
In considering the Agreement, the Board, advised by independent legal counsel, reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of FAF Advisors’ services to the Portfolio, (2) the investment performance of the Portfolio, (3) the profitability of FAF Advisors related to the Portfolio, including an analysis of FAF Advisors’ cost of providing services and comparative expense information, and (4) other benefits that accrue to FAF Advisors through its relationship with the Portfolio. When reviewing and approving investment company advisory contracts, boards of trustees generally also consider the extent to which economies of scale will be realized as the investment company grows and whether fee levels reflect these economies of scale for the benefit of shareholders. The Board noted, however, that FAF Advisors does not charge advisory fees for the management of the Portfolio. The Board therefore determined that a consideration of economies of scale was not relevant to its evaluation of the Agreement. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement.
Before approving the Agreement, the independent trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by FAF Advisors and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of the Portfolio. In reaching its conclusions, the Board considered the following:
Nature, Quality, and Extent of Investment Advisory Services
The Board examined the nature, quality, and extent of the services provided by FAF Advisors to the Portfolio. The Board reviewed FAF Advisors’ key personnel who provide investment management services to the Portfolio as well as the fact that, under the Agreement, FAF Advisors has the authority and responsibility to make and execute investment decisions for the Portfolio within the framework of the Portfolio’s investment policies and restrictions, subject to review by the Board. The Board further considered that FAF Advisors’ duties with respect to the Portfolio include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Portfolio’s investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Portfolio’s custodian and sub-administrator. Finally, the Board considered FAF Advisors’ representation that the services provided by FAF Advisors under the Agreement are the types of services customarily provided by investment advisors in the fund industry. The Board also considered compliance reports about FAF Advisors from the Portfolio’s Chief Compliance Officer.
Based on the foregoing, the Board concluded that the Portfolio is likely to benefit from the nature, quality, and extent of the services provided by FAF Advisors under the Agreement.
Mount Vernon Securities Lending Trust     2010 Semiannual Report       13

Notice to Shareholders     June 30, 2010 (unaudited)
Investment Performance of the Portfolio
The Board considered the performance of the Portfolio on a gross-of-expenses basis, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”). The Board considered that the Portfolio performed competitively against its performance universe median for the period since its inception (March 31, 2006) through February 28, 2010, though it underperformed its performance universe median for the one- and three-year periods. The Board also considered that the Portfolio outperformed its performance universe median on a net-of-expenses basis for all periods. In light of the foregoing, the Board concluded that it would be in the interest of the Portfolio and its shareholders to renew the Agreement.
Costs of Services and Profits Realized by FAF Advisors
The Board examined FAF Advisors’ costs in serving as the Portfolio’s investment manager, including the costs associated with the personnel and systems necessary to manage the Portfolio. The Board also considered the profitability of FAF Advisors and its affiliates resulting from their relationship with the Portfolio. The Board compared fee and expense information for the Portfolio to fee and expense information for comparable funds managed by other advisors. The Board also reviewed advisory fees for other funds advised or sub-advised by FAF Advisors and for private accounts managed by FAF Advisors.
The Board noted that FAF Advisors does not receive an advisory fee from the Portfolio. Nevertheless, the Board considered information provided by an independent data service, so as to compare the Portfolio’s total expense ratio to the median total expense ratio of comparable funds. The Board noted that the Portfolio’s total expense ratio is lower than its peer group median total expense ratio. The Board concluded that the total expense ratio is reasonable in light of the services provided.
Other Benefits to FAF Advisors
In evaluating the benefits that accrue to FAF Advisors through its relationship with the Portfolio, the Board noted that FAF Advisors and certain of its affiliates serve the Portfolio in various capacities, including as investment advisor, administrator, sub-administrator, transfer agent and custodian. The Board considered that FAF Advisors receives compensation for the administrative and transfer agency services it provides, but that no other fees are charged to the Portfolio by FAF Advisors or its affiliates. The Board considered that each service provided to the Portfolio by FAF Advisors or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.
The Board also considered that FAF Advisors acts as securities lending agent for other funds within the First American Funds complex, and that these funds generally invest collateral received in connection with securities lending transactions in the Portfolio.
After full consideration of these factors, the Board concluded that approval of the Agreement was in the interest of the Portfolio and its shareholders.
Mount Vernon Securities Lending Trust     2010 Semiannual Report       14

Item 2—Code of Ethics
Not applicable to semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7 (d)(2)(ii)(G) of Schedule 14A, or this Item.
Item 11—Controls and Procedures
(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1) Not applicable. Registrant’s Code of Ethical Conduct is provided to any person upon request without charge.

(a)(2) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.
(a)(3) Not applicable.
(b) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: August 30, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: August 30, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: August 30, 2010